Invested Assets and Investment Income - Summary of Securitized Assets and Secured Borrowing Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	$ 3,818	$ 3,512
SecuredBorrowingLiabilities	3,774	3,523
HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,293	2,032
CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	1,525	1,480
Securitized mortgages [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	3,810	3,504
Securitized mortgages [Member] | HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	2,285	2,024
Securitized mortgages [Member] | CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	1,525	1,480
Restricted cash and short-term securities [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	8	8
Restricted cash and short-term securities [member] | HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
Securitised Assets	8	8
HELOC securitization [Member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
SecuredBorrowingLiabilities	2,250	2,000
CMB securitization [member]
Disclosure of securitized assets, mortgages and associated liabilities [line items]
SecuredBorrowingLiabilities	$ 1,524	$ 1,523